   As filed with the Securities and Exchange Commission on December 11, 2008
                                                             File No.333-147565
                                                                      811-22146
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                         [_]

                     Post-Effective Amendment No. 7                        [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 7                               [X]
                    (Check appropriate box or boxes.)

                               -----------------

                     PHL Variable Accumulation Account II
                          (Exact Name of Registrant)

                               -----------------

                        PHL Variable Insurance Company
                              (Name of Depositor)

                               -----------------

        One American Row, PO Box 5056, Hartford, Connecticut 06102-5056 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        PHL Variable Insurance Company
                               One American Row
                                  PO Box 5056
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on _____ pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be December 19, 2008.

Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 1 to Registration Statement No. 333-147565 filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 23, 2008. The contents of Post-Effective No. 1 are incorporated by reference.

As Counsel to the Registrant, I, Michele M. Drummey, have reviewed this Post-Effective Amendment No. 7 to Registration Statement No. 333-147565 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosure which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Michele M. Drummey
--------------------------
Michele M. Drummey
Counsel

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account II, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 11/th/ day of December, 2008.

                                             PHL VARIABLE ACCUMULATION ACCOUNT II
                                             (Registrant)

                                             By:
                                                   -------------------------------
                                                   *Philip K. Polkinghorn
                                                   Director and President of PHL
                                                   Variable Insurance Company

                                             PHL VARIABLE INSURANCE COMPANY

                                             By:
                                                  ------------------------------
                                                  *Philip K. Polkinghorn
                                                  Director and President


By:  /s/ Kathleen A. McGah
     --------------------------
     *Kathleen A. McGah As
     Attorney-in-Fact pursuant
     to power of attorney.

   As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 7 to Registration Statement No. 333-147565 on December 11, 2008.

Signature                Title
---------                ---------------------------------------

------------------------ Director, President
* Philip K. Polkinghorn

------------------------ Senior Vice President and Chief
*Peter A. Hofmann        Financial Officer

------------------------ Senior Vice President and Chief
*David R. Pellerin       Accounting Officer

------------------------ Director
* Christopher M. Wilkos

------------------------ Director, Executive Vice President
* James D. Wehr          and Chief Investment Officer


By:  /s/ Kathleen A. McGah
     --------------------------
     *Kathleen A. McGah As
     Attorney-in-Fact pursuant
     to power of attorney